Commitments And Contingencies (Details) $ in Thousands		7 Months Ended	12 Months Ended			21 Months Ended
		Jul. 22, 2016 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Jan. 01, 2020
Disclosure of transactions between related parties [line items]
Gain from insurance claims	[1]		$ 4,852	$ 2,536	$ 9,244
Settlement regarding a storage and transshipment contract in the grain port terminal
Disclosure of transactions between related parties [line items]
Settlement of liabilities on behalf of entity by related party, related party transactions						$ 4,140
Vitol S.A.
Disclosure of transactions between related parties [line items]
Provision Of Guarantees Or Collateral By Entity Related Party Transactions			12,000
Free Zone of Nueva Palmira | Energias Renovables del Sur S.A.
Disclosure of transactions between related parties [line items]
Provision Of Guarantees Or Collateral By Entity Related Party Transactions		$ 519
Free Zone of Nueva Palmira | Edolmix S.A.
Disclosure of transactions between related parties [line items]
Provision Of Guarantees Or Collateral By Entity Related Party Transactions		$ 847
Settlement regarding a storage and transshipment contract in the grain port terminal
Disclosure of transactions between related parties [line items]
Number of periodic payments							3
Gain from insurance claims			$ 4,102
Settlement regarding a storage and transshipment contract in the grain port terminal | Installment A
Disclosure of transactions between related parties [line items]
Settlement of liabilities on behalf of entity by related party, related party transactions						1,380
Settlement regarding a storage and transshipment contract in the grain port terminal | Installment B
Disclosure of transactions between related parties [line items]
Settlement of liabilities on behalf of entity by related party, related party transactions						1,380
Settlement regarding a storage and transshipment contract in the grain port terminal | Installment C
Disclosure of transactions between related parties [line items]
Settlement of liabilities on behalf of entity by related party, related party transactions						$ 1,380

[1]	For the year ended December 31, 2020, includes $4,102 related to settlement regarding a storage and transshipment contract in the grain port terminal (Note 24). For the year ended December 31, 2018, includes $9,197 related to insurance claim at the iron ore port terminal in Nueva Palmira, Uruguay.